FINANCIAL INSTRUMENTS - Schedule of Financial Instruments (Details) - ARS ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Amortised cost	$ 335,948,458	$ 494,106,399
Cash and banks
Disclosure of detailed information about financial instruments [line items]
Financial assets at amortised cost	7,974,897	10,940,003
Investments
Disclosure of detailed information about financial instruments [line items]
Financial assets at amortised cost	64,024	3,658,136
Financial assets at fair value through profit or loss	514,442	66,422
Accounts receivable and other receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets at amortised cost	$ 59,187,173	$ 72,652,644